Harbor International Small Cap Fund Expense Example - Harbor International Small Cap Fund	Oct. 31, 2025 USD ($)
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,198
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,290
Administrative Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	1,575
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	$ 1,676